                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21365

                 Seligman La Salle Real Estate Fund Series, Inc.
               Seligman LaSalle Monthly Dividend Real Estate Fund
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:               (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   12/31/04

                                   FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
LaSalle Monthly Dividend
Real Estate Fund

Annual Report December 31, 2004 Seeking a High Level of Current Income and, Secondly, Capital Appreciation J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Seligman

141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents
To The Shareholders	1

Interview With Your Portfolio Managers	2

Performance Overview	4

Portfolio Overview	7

Understanding and Comparing Your Fund’s Expenses	9

Portfolio of Investments	10

Statement of Assets and Liabilities	12
Statement of Operations
13
Statement of Changes in Net Assets
14
Notes to Financial Statements
16

Financial Highlights	23
Report of Independent Registered Public Accounting Firm
29

Directors and Officers	30

For More Information	back
cover

To The Shareholders

We are pleased to present your annual shareholder report for Seligman LaSalle Monthly Dividend Real Estate Fund. This report contains an interview with your Fund’s Portfolio Managers, as well as investment results and financial statements, including a portfolio of investments.

For the year ended December 31, 2004, the Fund posted a total return of 24.95% based on the net asset value of Class A shares. During the same time period, the overall Real Estate Investment Trust (REIT) market, as measured by the NAREIT Equity REIT Index, returned 31.58%. Real estate oriented mutual funds, as measured by the Lipper Real Estate Funds Average, returned 32.05% during the one-year period, and the stock market, as measured by the S&P 500, returned 10.87% during this time.

Thank you for your continued support of Seligman LaSalle Monthly Dividend Real Estate Fund. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

February 25, 2005

Manager	Shareholder Service Agent	General Distributor
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	Seligman Advisors, Inc.
100 Park Avenue	100 Park Avenue	100 Park Avenue
New York, NY 10017	New York, NY 10017	New York, NY 10017

Independent Registered	General Counsel
Public Accounting Firm	Sullivan & Cromwell LLP
Deloitte & Touche LLP

Interview With Your Portfolio Managers

Stanley Kraska and Keith Pauley

Q:	How did Seligman LaSalle Monthly Dividend Real Estate Fund perform during the year ended December 31, 2004?

A:	Seligman LaSalle Monthly Dividend Real Estate Fund delivered a total return of 24.95% based on the net asset value of Class A shares for the one year ended December 31, 2004. During the same time period, its benchmark, the NAREIT Equity REIT Index, returned 31.58%, and the stock market, as measured by the S&P 500 Composite Stock Index, returned 10.87%. Real estate oriented mutual funds, as measured by the Lipper Real Estate Funds Average, posted a total return of 32.05% during the one-year period.

Q:	What market conditions and events materially affected the Fund’s performance during this time period?

A:	2004 was an excellent year for public real estate companies. The REIT sector gained more than 12% in the first quarter, then dropped about 15% in April amidst higher interest rates and reports of a stronger-than-expected economy. Most of April’s losses were recovered by the end of the second quarter and real estate stocks continued to appreciate during the balance of the year. We believe the strong performance of REITs this year reflects investor expectations for improving real estate fundamentals. The key to improving real estate fundamentals is an expanding economy with meaningful job growth. The economy expanded at a healthy pace in 2004, consumer spending was robust, and job growth picked up.

Significant new capital investment came into the real estate sector in 2004 as individuals and institutions continued to take advantage of the diversification benefits REITs provide, as well as the high absolute current dividend yield REITs produce. Another factor in the strong performance of the real estate sector was the continued rise in property values that ultimately translated into a rise in REIT net asset values (NAVs). In a low interest rate environment, with modest return expectation in the stock and bond markets, the required returns from real estate have come down, resulting in increases in real estate values.

Q:	What investment strategies or techniques materially affected the Fund’s performance during the period?

A:	The portfolio was managed to produce a portfolio yield significantly above that of the NAREIT Equity Index. At year-end, the Fund’s portfolio distribution rate was 1.08% higher than the yield of the NAREIT Equity REIT Index, compared with a yield advantage of 1.09% a year earlier.

While the Fund’s annual total return of nearly 25% was very strong compared with other investment sectors, higher-yielding real estate stocks, which the Fund targets, underperformed securities of real estate companies with lower yields last year. For example, the regional mall sector—one of the lowest-yielding sectors—had the strongest total returns in 2004, and one of

A Team Approach

Seligman LaSalle Monthly Dividend Real Estate Fund is managed by Stanley Kraska and Keith Pauley of LaSalle Securities. They and their investment team seek to provide a high level of current income and, secondly, capital appreciation by investing in US equity real estate securities.

Interview With Your Portfolio Managers

Stanley Kraska and Keith Pauley

the largest, and the lowest-yielding regional mall companies, The Rouse Company, was acquired at a very high premium by another large regional mall REIT. The Fund’s relative performance was hurt by the fact that the Fund was underweighted in the regional mall sector and did not own The Rouse Company.

At year-end, the Fund’s portfolio remained well diversified by number of securities and by property sector weighting. The Fund’s largest property sector weightings at year-end were in the office-industrial, retail, and apartment sectors.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance Overview

This section of the Annual Report is intended to help you understand the performance of Seligman LaSalle Monthly Dividend Real Estate Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in the Annual Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) reimbursed certain expenses of the Fund for the period of July 16, 2003 (inception) to December 31, 2004. Absent such expense reimbursement, Fund performance would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charges on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

The chart on page 5 compares a $10,000 hypothetical investment made in Seligman LaSalle Monthly Dividend Real Estate Fund, with and without the initial 4.75% maximum sales charge for Class A shares, with the 5% CDSC for Class B shares, with the initial 1% maximum sales charge and CDSC for Class C shares, and with the 1% CDSC for Class D and Class R shares, and assumes the investment of dividends and capital gain distributions, if any, from commencement of operations at the close of business on July 16, 2003, through December 31, 2004, to $10,000 investments in the NAREIT Equity REIT and the S&P 500 for the same period. The performance of Seligman LaSalle Monthly Dividend Real Estate Fund Class I shares, which commenced on November 24, 2003, is not shown in this chart but is included in the table on page 5. The NAREIT Equity REIT and the S&P 500 Indices exclude the effect of taxes, fees and sales charges.

1	The reference to Seligman’s website is an active textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

Performance Overview

Investment Results Per Share

Total Returns

For Periods Ended December 31, 2004

		Average Annual

			Class A, B, C,
			D and R	Class I
			Since	Since
	Six	One	Inception	Inception
	Months*	Year	7/16/03 *	11/24/03*

Class A

With Sales Charge	13.78%	19.02%	24.15%	N/A

Without Sales Charge	19.47	24.95	28.39	N/A

Class B

With CDSC†	13.82	19.01	25.02	N/A

Without CDSC	18.82	24.01	27.47	N/A

Class C

With Sales Charge and/or CDSC††	16.83	21.81	26.02	N/A

Without Sales Charge and/or CDSC	18.97	24.02	27.47	N/A

Class D

With 1% CDSC	17.97	23.01	N/A	N/A

Without CDSC	18.97	24.01	27.47	N/A

Class I	19.71	25.21	N/A	28.70%

Class R

With 1% CDSC	18.21	23.55	N/A	N/A

Without CDSC	19.21	24.55	28.02	N/A

Lipper Real Estate
Funds Average**	24.94	32.05	27.84	28.75

NAREIT Equity REIT Index**	24.71	31.58	33.85	34.30

S&P 500**	7.18	10.87	16.51	15.64

See footnotes on page 6.

Performance Overview

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

12/31/04	$9.26	$9.25	$9.25	$9.25	$9.28	$9.25

6/30/04	8.20	8.21	8.20	8.20	8.20	8.20

12/31/03	8.04	8.04	8.04	8.04	8.04	8.04

Inception*	7.14	7.14	7.14	7.14	7.61	7.14

*	Inception date for Classes A, B, C, D, and R is July 16, 2003, Class I Inception date is November 24, 2003. Returns for periods less than one year are not annualized. Returns are calculated from the close of business on July 16, 2003 for
Classes A, B, C, D and R and from the close of business on November 24, 2003 for Class I.
**	The Lipper Real Estate Funds Average is an average of all funds that invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The NAREIT Equity REIT Index is a commonly used index measuring the performance of all publicly-traded real estate trusts that are Equity REITs as determined by the National Association of Real Estate Investment Trusts. The S&P 500 Index measures the performance of 500 of the largest US public companies based on market capitalization. The indices are unmanaged, do not include any expenses, taxes, fees, or charges and performance is calculated assuming the reinvestment of all distributions. An investor cannot invest directly in an average or an index.
†	The CDSC is 5% for periods of one year or less and 4% for the period since inception.
††	The CDSC is 1% for periods up to 18 months.

Portfolio Overview

Diversification of Net Assets

				Percent of Net Assets
				December 31,

	Issues	Cost	Value	2004	2003

Common Stocks:

Apartments	6	$11,780,603	$13,734,809	15.4	12.7

Commercial Finance	1	1,067,600	1,340,163	1.5	1.7

Diversified	3	4,658,234	5,072,864	5.7	6.1

Freestanding	1	590,199	673,920	0.8	—

Health Care	4	6,992,994	8,119,683	9.1	14.4

Industrial	1	2,565,195	3,127,142	3.5	3.9

Lodging/Resorts	3	5,334,223	6,103,571	6.8	4.0

Manufactured Homes	1	2,559,456	2,692,926	3.0	0.8

Office	8	16,302,322	19,046,716	21.2	22.0

Office/Industrial	1	3,059,562	3,351,763	3.8	5.7

Regional Malls	3	7,837,176	9,945,379	11.1	9.5

Self Storage	3	3,835,267	4,067,922	4.6	2.0

Shopping Centers	4	8,052,383	8,700,874	9.7	12.0

Specialty	1	1,581,040	2,084,940	2.3	2.4

	40	76,216,254	88,062,672	98.5	97.2

Short-Term Holding and
Other Assets Less Liabilities	1	1,314,709	1,314,709	1.5	2.8

Net Assets	41	$77,530,963	$89,377,381	100.0	100.0

Largest Portfolio Holdings
December 31, 2004

Security	Value	Percent of Net Assets

Simon Properties Group	$5,772,832	6.5

New Plan Excel Realty Trust	4,795,841	5.4

Equity Office Properties Trust	4,791,900	5.4

Home Properties	4,361,361	4.9

Town & Country	3,830,485	4.3

Reckson Associates Realty	3,648,537	4.1

Duke Realty	3,351,763	3.8

Prentiss Properties	3,215,447	3.6

EastGroup Properties	3,127,142	3.5

Heritage Properties Investment Trust	3,009,753	3.4

Portfolio Overview

Largest Portfolio Changes

During Past Six Months

Largest Purchases	Largest Sales

New Plan Excel Realty Trust	Taubman Centers**

Simon Properties Group	Regency Centers**

Extra Space Storage*	Sovran Self Storage

Eagle Hospitality Properties*	Archstone-Smith Trust

U-Store-It Trust*	Heritage Properties Investment Trust

Weingarten Realty Investors*	Weingarten Realty Investors

American Campus Communities*	BRE Properties**

Town & Country	Inland Real Estate**

Home Properties	Macerich

Equity Office Properties Trust	CarrAmerica Realty

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Industries
December 31, 2004

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of July 1, 2004 and held for the entire six-month period ended December 31, 2004.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
	7/1/04	Ratio*	12/31/04	7/1/04 to 12/31/04	12/31/04	7/1/04 to 12/31/04

Class A	$1,000.00	1.60%	$1,194.70	$8.80	$1,017.09	$8.09

Class B	1,000.00	2.35	1,188.20	12.90	1,013.32	11.86

Class C	1,000.00	2.35	1,189.70	12.90	1,013.32	11.86

Class D	1,000.00	2.35	1,189.70	12.90	1,013.32	11.86

Class I	1,000.00	1.35	1,197.10	7.44	1,018.35	6.83

Class R	1,000.00	1.85	1,192.10	10.17	1,015.84	9.35

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges. The Manager has agreed to voluntarily reimburse certain expenses of the Fund. Absent such expense reimbursements, the expense ratios and expenses paid for the period would have been higher.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period July 1, 2004 to December 31, 2004, multiplied by the average account value over the period, multiplied by 184/366 (number of days in the period).

Portfolio of Investments
December 31, 2004

	Shares	Value
Common Stocks 98.5%

Apartments 15.4%

American Campus Communities	58,263	$1,310,335

Archstone-Smith Trust	78,358	3,001,111

Camden Property Trust	17,359	885,309

Home Properties	101,427	4,361,361

Post Properties	9,920	346,208

Town & Country	138,635	3,830,485

		13,734,809

Commercial Finance 1.5%

Newcastle Investment	42,170	1,340,163

Diversified 5.7%

Colonial Properties Trust	59,858	2,350,624

Crescent Real Estate Equities	128,678	2,349,660

Spirit Finance	29,453	372,580

		5,072,864

Freestanding 0.8%

Agree Realty	21,266	673,920

Health Care 9.1%

Health Care Property Investors	34,311	950,072

Health Care REIT	62,532	2,385,596

Health Realty Trust	52,375	2,131,662

Nationwide Health Properties	111,678	2,652,353

		8,119,683

Industrial 3.5%

EastGroup Properties	81,606	3,127,142

Lodging/Resorts 6.8%

Eagle Hospitality Properties	133,141	1,371,352

Equity Inns	180,181	2,115,325

Hospitality Properties Trust	56,889	2,616,894

		6,103,571

Manufactured Homes 3.0%

Sun Communities	66,905	2,692,926

Office 21.2%

Arden Realty	25,931	978,117

BioMed Realty Trust	22,597	501,879

CarrAmerica Realty	72,975	2,408,175

Equity Office Properties Trust	164,557	4,791,900

HRPT Properties	135,316	1,736,104

See Notes to Financial Statements.

Portfolio of Investments

December 31, 2004

	Shares or
	Principal Amount		Value
Office (continued)

Maguire Properties	64,332	shs.	$1,766,557

Prentiss Properties	84,174		3,215,447

Reckson Associates Realty	111,202		3,648,537

			19,046,716

Office/Industrial 3.8%

Duke Realty	98,177		3,351,763

Regional Malls 11.1%

CBL & Associates Properties	24,665		1,883,173

Macerich	36,455		2,289,374

Simon Properties Group	89,266		5,772,832

			9,945,379

Self Storage 4.6%

Extra Space Storage	131,796		1,756,841

Sovran Self Storage	22,183		934,792

U-Store-It Trust	79,325		1,376,289

			4,067,922

Shopping Centers 9.7%

Heritage Properties Investment Trust	93,791		3,009,753

Kite Realty Group	29,569		451,814

New Plan Excel Realty Trust	177,099		4,795,841

Weingarten Realty Investors	11,059		443,466

			8,700,874

Specialty 2.3%

Entertainment Properties Trust	46,800		2,084,940

Total Common Stocks (Cost $76,216,254)			88,062,672

Repurchase Agreements 1.7%

State Street Bank & Trust 1.4%, dated 12/31/04,
maturing 1/3/05, in the amount of $1,489,174,
collateralized by: $1,530,000 US Treasury
Notes 2.625%, 11/15/06, with a fair market
value of $1,522,350
(Cost $1,489,000)	$ 1,489,000		1,489,000

Total Investments (Cost $77,705,254) 100.2%			89,551,672

Other Assets Less Liabilities (0.2)%			(174,291)

Net Assets 100.0%			$89,377,381

See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2004

Assets:

Investments, at value:

Common stocks (Cost $76,216,254)	$88,062,672

Repurchase agreement (Cost $1,489,000)	1,489,000

Total Investments (Cost $77,705,254)	89,551,672

Receivable for Capital Stock sold	442,941

Receivable for dividends and interest	430,191

Expenses prepaid to shareholder service agent	16,634

Other	2,771

Total Assets	90,444,209

Liabilities:

Payable for securities purchased	597,444

Payable for Capital Stock repurchased	216,413

Bank overdraft	69,476

Management fee payable	66,924

Distribution and service fees payable	55,321

Accrued expenses and other	61,250

Total Liabilities	1,066,828

Net Assets	$89,377,381

Composition of Net Assets:

Capital Stock, at $0.001 par value; (1,000,000,000 shares authorized;
9,660,075 shares outstanding)

Class A	3,716

Class B	1,488

Class C	3,449

Class D	889

Class I	116

Class R	2

Additional paid-in capital	77,637,817

Distribution in excess of net realized gain	(116,514)

Net unrealized appreciation of investments	11,846,418

Net Assets	$89,377,381

Net Asset Value Per Share:

Class A ($34,401,209 ÷ 3,715,911 shares)	$9.26

Class B ($13,758,878 ÷ 1,487,359 shares)	$9.25

Class C ($31,893,845 ÷ 3,449,055 shares)	$9.25

Class D ($8,224,410 ÷ 889,300 shares)	$9.25

Class I ($1,077,447 ÷ 116,115 shares)	$9.28

Class R ($21,592 ÷ 2,335 shares)	$9.25

See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2004

Investment Income:

Dividends	$2,622,010

Interest	12,099

Total Investment Income	2,634,109

Expenses:

Management fee	589,787

Distribution and service fees	477,035

Shareholder account services	176,613

Registration	117,503

Auditing and legal fees	48,192

Custody and related services	35,518

Shareholder reports and communications	29,033

Directors’ fees and expenses	7,305

Miscellaneous	8,585

Total Expenses Before Reimbursements	1,489,571

Reimbursement of expenses	(127,558)

Total Expenses After Reimbursements	1,362,013

Net Investment Income	1,272,096

Net Realized and Unrealized Gain on Investments

Net realized gain on investments	3,340,936

Capital gain distributions from underlying investments	413,187

Net change in unrealized appreciation of investments	9,028,475

Net Gain on Investments	12,782,598

Increase in Net Assets from Operations	$14,054,694

See Notes to Financial Statements.

Statements of Changes in Net Assets

		For the Period
	Year Ended	July 16, 2003*
	December 31, 2004	to December 31, 2003

Operations:

Net investment income	$1,272,096	$215,760

Capital gain distributions from investments	413,187	65,824

Net realized gain on investments	3,340,936	259,573

Net change in unrealized appreciation of investments	9,028,475	2,817,943

Increase in Net Assets from Operations	14,054,694	3,359,100

Distributions to Shareholders:

Net Investment Income

Class A	(486,235)	(91,207)

Class B	(181,947)	(32,187)

Class C	(463,298)	(75,748)

Class D	(125,481)	(15,958)

Class I	(14,870)	(544)

Class R	(265)	(116)

	(1,272,096)	(215,760)

Dividends in Excess of Net Investment Income:

Class A	(431,886)	(80,471)

Class B	(162,072)	(28,397)

Class C	(412,690)	(66,830)

Class D	(111,774)	(14,079)

Class I	(13,246)	(480)

Class R	(236)	(103)

	(1,131,904)	(190,360)

Return of Capital

Class A	(127,658)	—

Class B	(47,834)	—

Class C	(121,801)	—

Class D	(32,989)	—

Class I	(3,909)	—

Class R	(70)	—

	(334,261)	—

Net Realized Short-Term Gain on Investment:

Class A	(960,908)	(35,272)

Class B	(398,671)	(14,727)

Class C	(949,193)	(34,965)

Class D	(243,531)	(7,315)

Class I	(29,883)	(630)

Class R	(432)	(28)

	(2,582,618)	(92,937)

Net Realized Long-Term Gain on Investment:

Class A	(76,456)	—

Class B	(32,003)	—

Class C	(79,772)	—

Class D	(20,745)	—

Class I	(2,341)	—

Class R	(37)	—

	(211,354)	—

Decrease in Net Investment Assets from Distributions	(5,532,233)	(499,057)

(Continued on page 15.)

Statements of Changes in Net Assets

		For the Period
	Year Ended	July 16, 2003*
	December 31, 2004	to December 31, 2003

Capital Share Transactions:

Net proceeds from sales of shares	$49,202,681	$34,694,107

Investment of dividends	1,767,573	242,013

Exchanged from associated funds	8,760,239	4,766,872

Shares issued in payment of gain distribution	2,054,610	64,244

Total	61,785,103	39,767,236

Cost of shares repurchased	(16,420,241)	(967,227)

Exchanged into associated funds	(6,183,684)	(86,313)

Total	(22,603,925)	(1,053,540)

Increase in Net Assets from Capital Share Transactions	39,181,178	38,713,696

Increase in Net Assets	47,703,639	41,573,739

Net Assets:

Beginning of year	41,673,742	100,003

End of year	$89,377,381	$41,673,742

* Commencement of operations.
See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization — Seligman LaSalle Monthly Dividend Real Estate Fund (the “Fund”) was incorporated in Maryland on May 30, 2003, as an open-ended management investment company. The Fund had no operations prior to July 16, 2003 (commencement of operations) other than those relating to organizational matters and, on July 2, 2003, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 8,406 Class A shares of Capital Stock for $60,019 and 1,400 shares for each of Class B, Class C, Class D and Class R shares, each at a cost of $9,996. On November 21, 2003, the Distributor sold its shares of Class B, Class C and Class D and purchased 4,264 Class I shares at a cost of $32,448.

2.	Multiple Classes of Shares — The Fund offers six classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent

Notes to Financial Statements

bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as col- lateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the exis- tence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and real- ized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2004, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex- dividend dates.

g.	Organizational and Offering Expenses — Costs incurred in connection with the organization and initial offering of the Fund have been paid directly by the Manager.

4.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended December 31, 2004, aggregated $71,389,139 and $34,975,462, respectively.

5.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.90% per annum of the Fund’s average daily net assets. LaSalle Investment Management (Securities), L.P. (the “Subadviser”), subadvises the Fund and is responsible for furnishing investment advice, research, and assistance with respect to the Fund’s investments. Under the subadvisory agreement, the Manager pays the Subadviser 0.45% per annum of the Fund’s average daily net assets. The Manager and Subadviser voluntarily agreed to waive their fees and reimburse expenses other than management and 12b-1 fees that exceed 0.45% per annum of the average daily net assets through December 31, 2004. The

Notes to Financial Statements

amounts of these reimbursements for the year ended December 31, 2004 are disclosed in the Statement of Operations.

Seligman Advisors, Inc., agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $47,740 from sales of Class A shares. Commissions of $368,077 and $78,481 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 2004, fees incurred under the Plan aggregated $57,129, or 0.25% per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the year ended December 31, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $99,558, $252,103, and $68,179, respectively. Fees incurred in respect of Class R shares were $66, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the year ended December 31, 2004, such charges amounted to $53,981.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, prior to August 1, 2004, the Distributor received payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the year ended December 31, 2004, amounted to $15,833.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2004, Seligman Services, Inc. received commissions of $841 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $1,650, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $176,613 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Notes to Financial Statements

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of December 31, 2004, the Fund’s potential obligation under the Guaranties is $43,900. As of December 31, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

6.	Committed Line of Credit — Effective June 23, 2004, the Fund became a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with consent of the participating banks. There were no borrowings during the year ended December 31, 2004.

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At December 31, 2004, the cost of investments for federal income tax purposes was $77,821,768. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

At December 31, 2004, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities	$11,962,999

Gross unrealized depreciation of portfolio securities	(233,095)

Net unrealized appreciation of portfolio securities	11,729,904

Undistributed income/gain	—

Total accumulated earnings	$11,729,904

Notes to Financial Statements

The tax character of distributions paid during the periods ended December 31, 2004 and December 31, 2003 were as below. The difference between the reporting of capital gain distributions for financial reporting purposes compared to federal income tax purposes is primarily due to capital gain distributions reported to the Fund by the underlying REIT investments after the end of the year.

	2004	2003

Ordinary income (including short-term capital gain)	$4,275,912	$406,120

Net realized gains	922,062	92,938

Return of capital	334,261	—

Total	$5,532,235	$499,058

8.	Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Year Ended		July 16, 2003* to
	December 31, 2004		December 31, 2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,503,847	$21,518,057	1,720,457	$12,895,587

Investment of dividends	73,780	622,026	12,256	93,548

Exchanged from associated funds	327,252	2,830,306	256,586	1,896,847

Shares issued in payment
of gain distribution	80,850	714,793	2,878	22,723

Converted from Class B**	25,969	226,511	—	—

Total	3,011,698	25,911,693	1,992,177	14,908,705

Cost of shares repurchased	(976,330)	(8,095,220)	(86,112)	(667,627)

Exchanged into associated funds	(229,994)	(1,809,230)	(3,934)	(28,783)

Total	(1,206,324)	(9,904,450)	(90,046)	(696,410)

Increase	1,805,374	$16,007,243	1,902,131	$14,212,295

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	535,440	$4,521,456	607,506	$4,526,332

Investment of dividends	30,992	260,467	5,336	40,886

Exchanged from associated funds	373,587	3,230,463	198,622	1,503,703

Shares issued in payment
of gain distribution	37,266	330,884	1,405	11,075

Total	977,285	8,343,270	812,869	6,081,996

Cost of shares repurchased	(126,498)	(1,090,906)	(3,912)	(30,408)

Exchanged into associated funds	(147,802)	(1,165,694)	—	—

Converted to Class A**	(25,983)	(226,511)	—	—

Total	(300,283)	(2,483,111)	(3,912)	(30,408)

Increase	677,002	$5,860,159	808,957	$6,051,588

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,051,442	$17,461,777	1,908,860	$14,341,849

Investment of dividends	79,531	668,119	11,625	88,886

Exchanged from associated funds	203,634	1,787,559	118,432	868,994

Shares issued in payment
of gain distribution	89,146	785,957	3,102	24,504

Total	2,423,753	20,703,412	2,042,019	15,324,233

Cost of shares repurchased	(749,674)	(6,246,228)	(33,470)	(258,343)

Exchanged into associated funds	(231,571)	(1,879,076)	(3,402)	(25,675)

Total	(981,245)	(8,125,304)	(36,872)	(284,018)

Increase	1,442,508	$12,578,108	2,005,147	$15,040,215

See footnotes on page 21.

Notes to Financial Statements

	Year Ended		July 16, 2003* to
	December 31, 2004		December 31, 2003

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	585,428	$4,867,183	347,936	$2,623,972

Investment of dividends	22,173	184,365	2,297	17,450

Exchanged from associated funds	105,351	904,747	67,224	497,328

Shares issued in payment
of gain distribution	21,119	190,283	672	5,284

Total	734,071	6,146,578	418,129	3,144,034

Cost of shares repurchased	(86,363)	(734,295)	(1,425)	(10,849)

Exchanged into associated funds	(172,478)	(1,329,684)	(4,034)	(31,855)

Total	(258,841)	(2,063,979)	(5,459)	(42,704)

Increase	475,230	$4,082,599	412,670	$3,101,330

			November 24, 2003* to
			December 31, 2003

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	98,768	$834,001	39,053	$306,367

Investment of dividends	3,782	32,025	130	1,024

Shares issued in payment
of gain distribution	3,645	32,224	80	630

Exchanged from associated funds	—	—	—	—

Total	106,195	898,250	39,263	308,021

Cost of shares repurchased	(29,343)	(253,349)	—	—

Exchanged into associated funds	—	—	—	—

Total	(29,343)	(253,349)	—	—

Increase	76,852	$644,901	39,263	$308,021

			July 16, 2003* to
			December 31, 2003

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	23	$207	—	$—

Investment of dividends	68	571	29	219

Shares issued in payment
of gain distribution	53	469	4	28

Exchanged from associated funds	784	7,164	—	—

Total	928	8,411	33	247

Cost of shares repurchased	(26)	(243)	—	—

Exchanged into associated funds	—	—	—	—

Total	(26)	(243)	—	—

Increase	902	$8,168	33	$247

*	Commencement of operations.
**	Automatic conversion of Class B to Class A shares approximately eight years after the initial purchase date.

9.	Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman LaSalle Monthly Dividend Real Estate Fund, which commenced operations on July 16, 2003, was not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one

Notes to Financial Statements

arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. “Total Return” shows the rate that you would have earned on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for the period.

Class A

	Year Ended	July 16, 2003* to
	December 31, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.21	0.10

Net realized and unrealized gain on investments	1.71	0.98

Total from Investment Operations	1.92	1.08

Less Distributions:

Distributions from net investment income	(0.21)	(0.09)

Distributions in excess of net investment income	(0.13)	(0.07)

Return of capital	(0.05)	—

Distributions from net realized capital gain	(0.31)	(0.02)

Total Distributions	(0.70)	(0.18)

Net Asset Value, End of Period	$9.26	$8.04

Total Return:	24.95%	15.36%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$34,401	$15,348

Ratio of expenses to average net assets	1.60%	1.59%†

Ratio of net investment income to average net assets	2.43%	2.86%†

Portfolio turnover rate	29.03%	19.40%

Without expenses reimbursement:ø

Ratio of expenses to average net assets	1.79%	2.96%†

Ratio of net investment income to average net assets	2.23%	1.50%†

See footnotes on page 28.

Financial Highlights

Class B

	Year Ended	July 16, 2003* to
	December 31, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.14	0.07

Net realized and unrealized gain on investments	1.71	0.99

Total from Investment Operations	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.14)	(0.07)

Distributions in excess of net investment income	(0.15)	(0.07)

Return of capital	(0.04)	—

Distributions from net realized capital gain	(0.31)	(0.02)

Total Distributions	(0.64)	(0.16)

Net Asset Value, End of Period	$9.25	$8.04

Total Return:	24.01%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$13,759	$6,432

Ratio of expenses to average net assets	2.35%	2.34%†

Ratio of net investment income to average net assets	1.68%	2.11%†

Portfolio turnover rate	29.03%	19.40%

Without expenses reimbursement:ø

Ratio of expenses to average net assets	2.54%	3.72%†

Ratio of net investment income to average net assets	1.48%	0.75%†

See footnotes on page 28.

Financial Highlights

Class C

	Year Ended	July 16, 2003* to
	December 31, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.14	0.07

Net realized and unrealized gain on investments	1.71	0.99

Total from Investment Operations	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.14)	(0.07)

Distributions in excess of net investment income	(0.15)	(0.07)

Return of capital	(0.04)	—

Distributions from net realized capital gain	(0.31)	(0.02)

Total Distributions	(0.64)	(0.16)

Net Asset Value, End of Period	$9.25	$8.04

Total Return:	24.02%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$31,894	$15,916

Ratio of expenses to average net assets	2.35%	2.34%†

Ratio of net investment income to average net assets	1.68%	2.11%†

Portfolio turnover rate	29.03%	19.40%

Without expenses reimbursement:ø

Ratio of expenses to average net assets	2.54%	3.72%†

Ratio of net investment income to average net assets	1.48%	0.75%†

See footnotes on page 28.

Financial Highlights

Class D

	Year Ended	July 16, 2003* to
	December 31, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.14	0.07

Net realized and unrealized gain on investments	1.71	0.99

Total from Investment Operations	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.14)	(0.07)

Distributions in excess of net investment income	(0.15)	(0.07)

Return of capital	(0.04)	—

Distributions from net realized capital gain	(0.31)	(0.02)

Total Distributions	(0.64)	(0.16)

Net Asset Value, End of Period	$9.25	$8.04

Total Return:	24.01%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,224	$3,329

Ratio of expenses to average net assets	2.35%	2.34%†

Ratio of net investment income to average net assets	1.68%	2.11%†

Portfolio turnover rate	29.03%	19.40%

Without expenses reimbursement:ø

Ratio of expenses to average net assets	2.54%	3.71%†

Ratio of net investment income to average net assets	1.48%	0.75%†

See footnotes on page 28.

Class I

	Year Ended	November 24, 2003**
	December 31, 2004	to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.61

Income from Investment Operations:

Net investment income	0.15	0.03

Net realized and unrealized gain on investments	1.79	0.45

Total from Investment Operations	1.94	0.48

Less Distributions:

Distributions from net investment income	(0.15)	(0.02)

Distributions in excess of net investment income	(0.19)	(0.01)

Return of capital	(0.05)	—

Distributions from net realized capital gain	(0.31)	(0.02)

Total Distributions	(0.70)	(0.05)

Net Asset Value, End of Period	$9.28	$8.04

Total Return:	25.21%	5.49%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,077	$315

Ratio of expenses to average net assets	2.24%	0.94	%†

Ratio of net investment income to average net assets	1.78%	3.42	%†

Portfolio turnover rate	29.03%	19.40	%#

Without expenses reimbursement:ø

Ratio of expenses to average net assets	2.44%	2.45	%†

Ratio of net investment income to average net assets	1.58%	1.91	%†

See footnotes on page 28.

Financial Highlights

Class R

	Year Ended	July 16, 2003* to
	December 31, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.18	0.09

Net realized and unrealized gain on investments	1.71	0.99

Total from Investment Operations	1.89	1.08

Less Distributions:

Distributions from net investment income	(0.18)	(0.08)

Distributions in excess of net investment income	(0.14)	(0.08)

Return of capital	(0.05)	—

Distributions from net realized capital gain	(0.31)	(0.02)

Total Distributions	(0.68)	(0.18)

Net Asset Value, End of Period	$9.25	$8.04

Total Return:	24.55%	15.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$22	$12

Ratio of expenses to average net assets	1.85%	1.84%†

Ratio of net investment income to average net assets	2.17%	2.61%†

Portfolio turnover rate	29.03%	19.40%

Without expenses reimbursement:ø

Ratio of expenses to average net assets	2.05%	3.21%†

Ratio of net investment income to average net assets	1.97%	1.25%†

*	Commencement of operations (excluding Class I). Total returns are calculated from the close of business July 16, 2003.
**	Commencement of operations. Total returns are calculated from the close of business on November 24, 2003.
†	Periods of less than one year are annualized.
ø	The Manager has agreed to reimburse certain expenses of the Fund.
#	For the period July 16, 2003 to December 31, 2003.
See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Seligman LaSalle Monthly Dividend Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Seligman LaSalle Monthly Dividend Real Estate Fund (the “Fund”), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund’s custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman LaSalle Monthly Dividend Real Estate Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 25, 2005

Directors and Officers
Information pertaining to the Directors and Officers of Seligman LaSalle Monthly Dividend Real Estate Fund is set forth below.

Independent Directors

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

Robert B. Catell (67)[2,3]	Chairman, Chief Executive Officer and Director, KeySpan Corporation (diver-
• Director: 2003 to Date	sified energy, gas and electric company); Director or Trustee of each of the
• Oversees 60 Portfolios in	investment companies of the Seligman Group of Funds† (except Seligman
Fund Complex	Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas,
Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas
exploration, development and production companies); Edison Electric
Institute, New York State Energy Research and Development Authority,
Independence Community Bank, Business Council of New York State, Inc.,
New York City Partnership, and the Long Island Association (business and civic organizations).

John R. Galvin (75)[1,3]	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
• Director: 2003 to Date	University; Director or Trustee of each of the investment companies of
• Oversees 61 Portfolios in	the Seligman Group of Funds†; and Chairman Emeritus, American
Fund Complex	Council on Germany. Formerly, Governor of the Center for Creative
Leadership; Director, Raytheon Co. (defense and commercial electronics)
and USLIFE Corporation (life insurance). From June 1987 to June 1992,
Mr. Galvin was the Supreme Allied Commander, Europe and the
Commander-in-Chief, United States European Command.

Alice S. Ilchman (69)[2,3]	President Emerita, Sarah Lawrence College; Director or Trustee of each of
• Director: 2003 to Date	the investment companies of the Seligman Group of Funds†; Director,
• Oversees 61 Portfolios in	Jeannette K. Watson Summer Fellowship (summer internships for college
Fund Complex	students); Trustee, Save the Children (non-profit child-assistance organi-
zation) and the Committee for Economic Development; Governor, Court
of Governors, London School of Economics; and Director, Public
Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller
Foundation (charitable foundation) and Director, New York Telephone
Company.

Frank A. McPherson (71)[2,3]	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee
• Director: 2003 to Date	Corporation (diversified energy and chemical company); Director or
• Oversees 61 Portfolios in	Trustee of each of the investment companies of the Seligman Group of
Fund Complex	Funds†; Director, ConocoPhillips (integrated international oil corpora-
tion), Integris Health (owner of various hospitals), BOK Financial (bank holding company), Oklahoma Chapter of the Nature Conservancy,
Oklahoma Medical Research Foundation, Boys and Girls Clubs of
Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma
Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark
Corporation (consumer products) and the Federal Reserve System’s
Kansas City Reserve Bank.

See footnotes on page 33.

Directors and Officers

Independent Directors (continued)

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

John E. Merow (75)[1,3]	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm);
• Director: 2003 to Date	Director or Trustee of each of the investment companies of the Seligman
• Oversees 61 Portfolios	Group of Funds†; Director, Aleris International, Inc. (aluminum and zinc
in Fund Complex	recycler and aluminum rolled products); Director Emeritus, the Municipal
Art Society of New York; Executive Committee Member and Secretary,
the U.S. Council for International Business; Trustee and Vice Chairman,
New York-Presbyterian Healthcare System, Inc.; Trustee, New York-
Presbyterian Hospital; and Member of the American Law Institute and
Council on Foreign Relations.

Betsy S. Michel (62)[1,3]	Attorney; Director or Trustee of each of the investment companies of the
• Director: 2003 to Date	Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation
• Oversees 61 Portfolios	(charitable foundation). Formerly, Chairman of the Board of Trustees of
in Fund Complex	St. George’s School (Newport, RI) and Trustee, World Learning, Inc.
(international educational training).

Leroy C. Richie (63)[1,3]	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library
• Director: 2003 to Date	of technical standards); Director or Trustee of each of the investment com-
• Oversees 60 Portfolios	panies of the Seligman Group of Funds†(except Seligman Cash Manage-
in Fund Complex	ment Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration);
Director and Chairman, Highland Park Michigan Economic Development
Corp. Formerly, Trustee, New York University Law Center Foundation; Vice
Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.;
Chairman and Chief Executive Officer, Capital Coating Technologies, Inc.
(applied coating technologies); and Vice President and General Counsel,
Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (72)[2,3]	Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee
• Director: 2003 to Date	of each of the investment companies of the Seligman Group of Funds†
• Oversee 61 Portfolios	and Ambassador and Permanent Observer of the Sovereign and Military
in Fund Complex	Order of Malta to the United Nations. Formerly, Director, USLIFE
Corporation (life insurance).

James N. Whitson (69)[1,3]	Retired Executive Vice President and Chief Operating Officer, Sammons
• Director: 2003 to Date	Enterprises, Inc. (a diversified holding company); Director or Trustee of each
• Oversees 61 Portfolios	of the investment companies of the Seligman Group of Funds†; Director,
in Fund Complex	CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and
Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable televi-
sion network).

See footnotes on page 33.

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

William C. Morris (66)*	Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board
• Director and Chairman of	and Director or Trustee of each of the investment companies of the
the Board: 2003 to Date	Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman
• Oversees 61 Portfolios in	Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic prop-
Fund Complex	pants for oil and gas industry); Director, Seligman Data Corp.; and
President and Chief Executive Officer, The Metropolitan Opera Associa-
tion. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino (52)*	Director and President, J. & W. Seligman & Co. Incorporated; Chief
• Director, President and	Executive Officer, President and Director or Trustee of each of the invest-
Chief Executive Officer:	ment companies of the Seligman Group of Funds†; Director, Seligman
2003 to Date	Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data
• Oversees 61 Portfolios in	Corp.; Member of the Board of Governors of the Investment Company
Fund Complex	Institute; and Director, ICI Mutual Insurance Company.

Eleanor T. M. Hoagland (53)	Managing Director and Senior Vice President, Risk Manager, J. & W.
Vice President and Chief	Seligman & Co. Incorporated; Vice President and Chief Compliance
Compliance Officer:	Officer for each of the investment companies of the Seligman Group of
July 2004 to Date	Funds†. Formerly, Managing Director, Partner and Chief Portfolio
Strategist, AMT Capital Management from 1994 to 2000.

Thomas G. Rose (47)	Chief Financial Officer, Senior Vice President, Finance, and Treasurer,
• Vice President:	J. & W. Seligman & Co. Incorporated, Senior Vice President, Finance,
2003 to Date	Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†; and of
Seligman Services, Inc. and Seligman International, Inc. Formerly,
Treasurer of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

Lawrence P. Vogel (48)	Senior Vice President and Treasurer, Investment Companies, J. & W.
• Vice President and	Seligman & Co. Incorporated; Vice President and Treasurer of each of the
Treasurer: 2003 to Date	investment companies of the Seligman Group of Funds†; and Treasurer,
Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W.
Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman
International, Inc. and Seligman Data Corp.; Vice President, Seligman
Services, Inc. and Treasurer, Seligman International, Inc.

See footnotes on page 33.

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

Frank J. Nasta (40)	Managing Director, General Counsel and Corporate Secretary, J. & W.
• Secretary: 2003 to Date	Seligman & Co. Incorporated; Secretary of each of the investment compa-
nies of the Seligman Group of Funds†, and Corporate Secretary,
Seligman Advisors, Inc., Seligman Services, Inc., Seligman International,
Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and
Regulation Department, J. & W. Seligman & Co. Incorporated.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø	The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
†	The Seligman Group of Funds consists of 23 registered investment companies.
*	Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with
J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

For More Information

Important Telephone Numbers

(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting Policies and Procedures

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman LaSalle Monthly Dividend Real Estate Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

1 The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

REMD2 12/04

ITEM 2.  CODE OF ETHICS.
         As of December 31, 2004, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         The registrant's board of directors has determined that Mr. James N.
         Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is "independent" as such term is defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         (a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                        2004       2003
                                     ---------- ----------
         Audit Fees                    $21,067    $28,000
         Audit-Related Fees                  -          -
         Tax Fees                        2,200          -
         All Other Fees                  1,931          -

      Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for services related to documentation of certain internal control procedures for the registrant and certain other associated investment companies.

      Aggregate fees billed by the registrant's principal accountant for the last two fiscal years for non-audit services provided to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

                                     2004         2003
                                 ------------ ------------
      Audit-Related Fees            $118,630     $126,130
      Tax Fees                        13,703        7,500
      All Other Fees                  43,000            -

      Audit-related fees include amounts for (i) attestation services for the registrant's shareholder service agent; (ii) review of certain internal controls of such shareholder service agent's sub-agent; (iii) performance of certain agreed-upon procedures relating to certain services performed by the registrant's distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant's shareholder service agent.
      Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

      (e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant's independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant's principal accountant for the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser's affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

      The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

      Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

      (2) No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of
      Regulation S-X.

      (f) Not applicable.

      (g) The aggregate fees billed for the most recent fiscal year and for the period July 16, 2003 to December 31, 2003 by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $179,464 and $133,630, respectively.

      (h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.
           Not applicable

ITEM 6.    SCHEDULE OF INVESTMENTS.
                  Included in Item 1 above.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                  Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                  Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
           INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                  Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                  Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)      The registrant's  principal  executive officer and principal  financial officer have concluded, based upon their evaluation of the registrant's disclosure  controls and procedures as conducted  within 90 days of the filing  date  of  this  report,  that  these  disclosure  controls  and procedures  provide  reasonable  assurance  that  material  information required to be  disclosed by the  registrant  in the report it files or submits on Form N-CSR is recorded, processed,  summarized and reported, within the time periods  specified in the Commission's  rules and forms and that such material  information is accumulated and  communicated to the registrant's management,  including its principal executive officer and principal  financial  officer,  as  appropriate,  in order to allow timely decisions regarding required disclosure.

(b)      The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.
 (a)(1)  Code of Ethics for Principal Executive and Principal Financial Officers
 (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
 (a)(3)  Not applicable.
 (b)     Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:      /s/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    May 31, 2005

By:      /s/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    May 31, 2005

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

         (a)(1)   Code of Ethics for Principal Executive and Principal Financial
                  Officers

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.